ROYALTY AND STREAM TRANSACTIONS - During the Year Ended December 31, 2021 (Details) $ in Thousands, oz in Millions, item in Millions	1 Months Ended						3 Months Ended	12 Months Ended
	Oct. 31, 2021 USD ($) oz item	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($)	Feb. 28, 2021 USD ($)	Oct. 31, 2020 USD ($)	Aug. 31, 2019 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Royal And Stream Transactions [Line Items]
Fair value of portfolio acquired		$ 9,800
Cash consideration		$ 7,000
Number of exploration stage royalties acquired		4
Gain on conversion of debenture								$ 2,410
Minimum
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired		1.00%
Maximum
Royal And Stream Transactions [Line Items]
Effective GRR after sale of 1 million gold equivalent ounces	2.50%
Yecora Royalty
Royal And Stream Transactions [Line Items]
Cash consideration					$ 1,500
Percentage of royalty to be disposed off					1.00%
Canada
Royal And Stream Transactions [Line Items]
Number of exploration stage royalties acquired		2
United States
Royal And Stream Transactions [Line Items]
Number of exploration stage royalties acquired		1
Mexico
Royal And Stream Transactions [Line Items]
Number of exploration stage royalties acquired		1
Omolon GRR Royalty
Royal And Stream Transactions [Line Items]
Cash consideration made	$ 23,500
Effective GRR	2.50%
Sale of gold equivalent ounces to be made for affecting the effective GRR | item	1
Sale of million gold equivalent ounces required to make additional payments | oz	1.2
Additional payments to be made after sale of 1.2 million gold equivalent ounces	$ 1,500
Proceeds From Bonus Royalty Payment								$ 3,200
Omolon GRR Royalty | Minimum
Royal And Stream Transactions [Line Items]
Effective GRR after sale of 1 million gold equivalent ounces	2.00%
Omolon GRR Royalty | Maximum
Royal And Stream Transactions [Line Items]
Effective GRR after sale of 1 million gold equivalent ounces	2.50%
Pan American
Royal And Stream Transactions [Line Items]
Cash consideration made		$ 7,000
Number of royalties acquired		6
Royalty portfolio consideration paid in shares | shares		491,071
Fenn-Gib Gold Project | Minimum
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired		1.00%
Fenn-Gib Gold Project | Maximum
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired		2.50%
Recuperada Project
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired		3.00%
Hope Bay mine
Royal And Stream Transactions [Line Items]
Cash consideration made						$ 40,000
Percentage of royalty acquired						1.50%
Cash payment for buy back of royalty in the event of a change of control transaction of TMAC that is announced prior to June 30, 2021						$ 50,000
Percentage of royalty bought back by Agnico				1.50%
Percentage of royalty owned				2.50%
Proceeds from buy back of royalty interest				$ 50,000
Proceeds from amendment of royalty interest				$ 11,000
Percentage of royalty retained				1.00%
El Mochito Stream
Royal And Stream Transactions [Line Items]
Convertible debentures held			$ 1,000
Percentage of stream acquired			5
Gain on conversion of debenture			$ 2,400
Percentage of stream owned			27.50%
Reduced royalty percentage if certain production milestones are met							25.00%	25.00%
Production of silver in specified ounces							$ 3,000	$ 3,000
El Mochito Stream | Discount rate
Royal And Stream Transactions [Line Items]
Input assumption for fair value estimate			10
Camino Rojo royalty
Royal And Stream Transactions [Line Items]
Percentage of royalty acquired					2.00%